INVENTORIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Inventory Disclosure [Abstract]
Slow moving inventories	$ 41	$ 25	$ 80